Pensions and Other Postretirement Benefits (Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	$ 3,050	$ 777
Current liabilities	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(645)	(767)
Pensions [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	3,050	777
Current liabilities	0	0
Noncurrent liabilities - Pension and other postretirement benefits	(447)	(553)
Total amount recognized	2,603	224
Other postretirement benefits [Member]
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Noncurrent assets - Pension asset	0	0
Current liabilities	(14)	(14)
Noncurrent liabilities - Pension and other postretirement benefits	(198)	(214)
Total amount recognized	$ (212)	$ (228)